Annual Total Returns (Vanguard Tax-Managed Growth and Income Fund - Institutional Shares Institutional) (Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Growth and Income Fund - Institutional Shares)
18 Months Ended
Jun. 30, 2013
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Annual Total Return
2012	15.96%
2011	2.05%
2010	15.04%
2009	26.63%
2008	(36.98%)
2007	5.47%
2006	15.82%
2005	4.94%
2004	10.87%
2003	28.69%